Credit Facilities - Summary of Lease Liabilities (Detail) $ in Thousands	Jun. 30, 2019 USD ($)
Presentation of leases for lessee [abstract]
Current portion	$ 647
Long-term portion	3,833
Total lease liability	$ 4,480